Summary of Significant Accounting Policies (Details Narrative)					3 Months Ended		6 Months Ended		12 Months Ended
	May 22, 2023 $ / shares	Feb. 28, 2023 USD ($)	Dec. 31, 2017	Dec. 22, 2017	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2025 USD ($) Segment $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) Segment $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 22, 2017	Oct. 11, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 05, 2023 $ / shares shares	Sep. 04, 2023 shares
Product Information [Line Items]
Reverse stock split	1-for-5									1:5
Common stock, par value | $ / shares	$ 0.001				$ 0.001		$ 0.001		$ 0.001	$ 0.001				$ 0.001
Common stock, shares authorized | shares					250,000,000		250,000,000		250,000,000	250,000,000				250,000,000	3,000,000
Impairment of goodwill							$ 218,606
Accounts Receivable, Credit Loss Expense (Reversal)					293	924	6	83	$ 165	$ 2,382
Inventory write down							4,671	44,253	56,583	140,131
Income tax expense, foreign						4,876			$ (128,754)	607,758
Effective income tax rate			21.00%	35.00%					21.00%		35.00%
Accumulated undistributed earnings					22,200,000		22,200,000		$ 22,200,000
Unrecognized tax benefits
Unrecognized tax benefits affect the effective tax rate
Income tax penalties and interest accrued
Income tax penalties and interest
Number of operating segment | Segment							1
Number of reportable segment | Segment							1		1
Impairment of long-lived assets									$ 0	0
Inventory net					1,578,678		$ 1,578,678		2,824,353	2,213,311		$ 4,650,000
Shopants Sdn Bhd [Member]
Product Information [Line Items]
Inventory net		$ 1,540,000
Cash consideration		$ 2,000,000.00
Diamond Bar Outdoors, Inc [Member]
Product Information [Line Items]
Impairment of goodwill									$ 0	$ 0
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage							19.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Concentration risk percentage								30.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage									41.00%	20.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage									27.00%	17.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Accounts payable						12,532		$ 12,532
Advances to suppliers					$ 14,970	$ 26,402	$ 14,970	$ 26,402	$ 320,504	$ 266,652
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Product Information [Line Items]
Concentration risk percentage					12.00%	20.00%	14.00%	12.00%	16.00%	15.00%
Accounts payable						$ 26,402		$ 26,402	$ 192,363	$ 75,842
Advances to suppliers
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Product Information [Line Items]
Concentration risk percentage						5.00%		6.00%	7.00%	21.00%
Accounts payable									$ 128,141	$ 190,810
Advances to suppliers
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration risk percentage						8.00%		7.00%
Accounts payable
Advances to suppliers
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Product Information [Line Items]
Concentration risk percentage					17.00%		10.00%
Accounts payable					$ 14,970		$ 14,970
Advances to suppliers
Restricted Stock [Member]
Product Information [Line Items]
Anti-dilutive shares | shares					1,500	300	1,500	1,500	4,500	4,500
Warrant [Member]
Product Information [Line Items]
Anti-dilutive shares | shares					245,192	245,192	245,192	245,192	245,192	245,192
Share-Based Payment Arrangement, Option [Member]
Product Information [Line Items]
Anti-dilutive shares | shares										13,400
California State [Member]
Product Information [Line Items]
Income tax expense, state					$ 997	$ 4,876	$ 63,257	$ 4,876
Foreign Tax Jurisdiction [Member] | MALAYSIA
Product Information [Line Items]
Effective income tax rate							24.00%		24.00%
Foreign Tax Jurisdiction [Member] | HONG KONG
Product Information [Line Items]
Effective income tax rate									16.50%
Continuing Operations [Member]
Product Information [Line Items]
Inventory write down									$ 56,583	$ 140,131
Research and development expense					520	518	$ 910	750,000	2,000,000.00	3,110,000
Shipping and handling cost credits					1,756	859	277	1,515	5,256	1,682
Advertising expense					$ 88,340	$ 30,414	$ 103,720	$ 255,875	$ 272,497	$ 1,053,197
Continuing Operations [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Two Major Vendors [Member]
Product Information [Line Items]
Concentration risk percentage					29.00%		24.00%			15.00%
Continuing Operations [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Major Vendor One [Member]
Product Information [Line Items]
Concentration risk percentage					12.00%		10.00%
Continuing Operations [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Major Vendor Two [Member]
Product Information [Line Items]
Concentration risk percentage					17.00%		14.00%
Continuing Operations [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | One Major Vendor [Member]
Product Information [Line Items]
Concentration risk percentage						20.00%		12.00%
Continuing Operations [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | One Major Vendors [Member]
Product Information [Line Items]
Concentration risk percentage									16.00%	21.00%
Continuing Operations [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage									10.00%
Continuing Operations [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage										18.00%
Cost of Sales [Member]
Product Information [Line Items]
Inventory write down					$ 990	$ 5,271	$ 4,671	$ 44,253
Computer Software, Intangible Asset [Member]
Product Information [Line Items]
Estimated useful life					5 years		5 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Product Information [Line Items]
Estimated useful life									5 years